Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments to purchase raw materials or services

As of March 31, 2023, YS Group has the following commitments to purchase raw materials or services:

	As of March 31,
	2023	2023
	(RMB)	(US$)
Other professional service fee	3,229,699	$470,000
Research and development	185,648,604	27,016,401
Purchase raw materials	15,528,566	2,259,785
Total	204,406,869	$29,746,186